United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/13

Date of Reporting Period: Quarter ended 07/31/13

Item 1. Schedule of Investments

Federated Mid-Cap Index Fund
Portfolio of Investments
July 31, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—96.6%[1]
		Consumer Discretionary—12.9%
44,850	[2]	AMC Networks, Inc.	$3,061,461
61,621		Aaron's, Inc.	1,766,058
49,070		Advance Auto Parts, Inc.	4,047,784
27,678	[2]	Aeropostale, Inc.	418,768
119,718		American Eagle Outfitters, Inc.	2,351,262
33,742	[2]	Ann, Inc.	1,143,516
65,656	[2]	Apollo Group, Inc., Class A	1,196,252
88,585	[2]	Ascena Retail Group, Inc.	1,691,088
20,033	[2]	Bally Technologies, Inc.	1,435,965
3,370	[2]	Barnes & Noble, Inc.	60,155
25,119	[2]	Big Lots, Inc.	907,550
16,418		Bob Evans Farms, Inc.	834,363
45,827		Brinker International, Inc.	1,839,954
41,153	[2]	CST Brands, Inc.	1,341,999
23,904	[2]	Cabela's, Inc., Class A	1,640,771
34,161		Carter's, Inc.	2,436,363
21,916	[3]	Cheesecake Factory, Inc.	930,115
111,662		Chicos Fas, Inc.	1,912,770
69,870		Cinemark Holdings, Inc.	2,034,614
14,488	[2]	Deckers Outdoor Corp.	794,377
35,000		DeVRY, Inc.	1,052,800
67,467		Dick's Sporting Goods, Inc.	3,468,479
29,480		Domino's Pizza, Inc.	1,844,858
38,336	[2,3]	Dreamworks Animation SKG, Inc.	949,199
101,083		Foot Locker, Inc.	3,652,129
113,385		Gentex Corp.	2,560,233
54,030		Guess ?, Inc.	1,819,730
25,054		HSN, Inc.	1,504,743
73,236		Hanesbrands, Inc.	4,647,557
19,368		International Speedway Corp., Class A	655,607
76,297	[2]	Jarden Corp.	3,469,225
53,751		KB HOME	954,080
192,585	[2]	LKQ Corp.	5,020,691
46,683	[2]	Lamar Advertising Co.	2,022,774
17,408	[2]	Life time Fitness, Inc.	927,672
13,546		M.D.C. Holdings, Inc.	428,595
15,792		Matthews International Corp., Class A	610,835
13,799		Meredith Corp.	655,729
40,206	[2]	Mohawk Industries, Inc.	4,784,112
2,989	[2]	NVR, Inc.	2,766,618
38,110	[2]	New York Times Co., Class A	464,180
192,916	[2]	Office Depot, Inc.	835,326
20,764	[2]	Panera Bread Co.	3,468,626
37,472		Polaris Industries, Inc.	4,202,110
11,136		Regis Corp.	193,432
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
36,083	[3]	Rent-A-Center, Inc.	$1,442,959
39,666	[2]	Saks, Inc.	635,449
32,579		Scholastic Corp.	993,660
40,486	[2]	Scientific Games Holdings Corp.	551,824
137,846		Service Corp. International	2,614,939
54,382		Signet Jewelers Ltd.	3,975,868
33,334		Sothebys Holdings, Inc., Class A	1,500,030
15,402		Strayer Education, Inc.	681,693
40,026	[2]	Tempur Sealy International, Inc.	1,587,031
191,841		The Wendy's Co.	1,363,990
27,029		Thor Industries, Inc.	1,460,917
112,047	[2]	Toll Brothers, Inc.	3,682,985
45,033		Tractor Supply Co.	5,454,847
40,245		Tupperware Brands Corp.	3,391,849
43,580	[2]	Under Armour, Inc., Class A	2,925,525
33,373		Valassis Communications, Inc.	955,469
22,456	[2]	WMS Industries, Inc.	578,242
19,667		Wiley (John) & Sons, Inc., Class A	887,572
58,001		Williams-Sonoma, Inc.	3,413,939
		TOTAL	122,903,313
		Consumer Staples—4.2%
89,263		Church and Dwight, Inc.	5,686,053
165,465	[2]	Dean Foods Co.	1,803,568
45,185		Energizer Holdings, Inc.	4,599,833
109,105		Flowers Foods, Inc.	2,505,051
80,152	[2,3]	Green Mountain Coffee, Inc.	6,186,131
41,603		Harris Teeter Supermarkets, Inc.	2,046,036
78,102		Hillshire Brands Co.	2,749,971
57,274		Ingredion, Inc.	3,848,813
11,641		Lancaster Colony Corp.	966,552
31,035		Post Holdings, Inc.	1,439,714
190,213	[2,3]	SUPERVALU, Inc.	1,523,606
68,689	[2,3]	Smithfield Foods, Inc.	2,280,475
10,982	[3]	Tootsie Roll Industries, Inc.	371,851
24,129	[2]	United Natural Foods, Inc.	1,413,959
22,606		Universal Corp.	1,385,748
88,064	[2]	WhiteWave Foods Company, Class A	1,645,916
		TOTAL	40,453,277
		Energy—5.1%
67,177	[2]	Alpha Natural Resources, Inc.	365,443
31,035		Arch Coal, Inc.	121,036
35,982	[2]	Atwood Oceanics, Inc.	2,027,226
12,567	[2,3]	Bill Barrett Corp.	281,752
7,738	[3]	Carbo Ceramics, Inc.	679,861
55,519		Cimarex Energy Co.	4,243,317
42,548	[2]	Dresser-Rand Group, Inc.	2,589,897
24,489	[2]	Dril-Quip, Inc.	2,226,295
48,421		Energen Corp.	2,899,934
62,715	[2]	Helix Energy Solutions Group, Inc.	1,591,080
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Energy—continued
143,355		HollyFrontier Corp.	$6,529,820
77,046		Oceaneering International, Inc.	6,247,660
37,020	[2]	Oil States International, Inc.	3,599,455
91,959		Patterson-UTI Energy, Inc.	1,818,029
41,966	[2]	Rosetta Resources, Inc.	1,914,069
50,555		SM Energy Co.	3,474,645
88,850	[2]	Superior Energy Services, Inc.	2,276,337
40,012		Tidewater, Inc.	2,360,308
28,690	[2]	Unit Corp.	1,293,345
47,450		World Fuel Services Corp.	1,838,213
		TOTAL	48,377,722
		Financials—22.5%
37,235	[2]	Affiliated Managers Group	6,715,332
39,655		Alexander and Baldwin, Inc.	1,756,320
47,539		Alexandria Real Estate Equities, Inc.	3,256,422
10,828	[2]	Alleghany Corp.	4,373,213
57,483		American Campus Communities, Inc.	2,207,922
48,451		American Financial Group, Inc., Ohio	2,504,432
191,666		Apollo Investment Corp.	1,558,245
42,339		Aspen Insurance Holdings Ltd.	1,587,289
111,357		Associated Banc Corp.	1,886,388
45,025		Astoria Financial Corp.	549,305
51,936		BRE Properties, Inc., Class A	2,755,724
60,359		Bancorpsouth, Inc.	1,186,054
27,626		Bank of Hawaii Corp.	1,537,111
70,189		Berkley, W. R. Corp.	2,973,908
100,474		BioMed Realty Trust, Inc.	2,075,793
74,809		Brown & Brown	2,467,949
67,542		CBOE Holdings, Inc.	3,383,854
55,580		Camden Property Trust	3,920,613
43,615		Cathay Bancorp, Inc.	1,036,292
31,592		City National Corp.	2,196,592
49,873		Commerce Bancshares, Inc.	2,275,705
56,477		Corporate Office Properties Trust	1,439,034
88,479		Corrections Corp. of America	2,924,231
39,445		Cullen Frost Bankers, Inc.	2,841,618
210,507		Duke Realty Corp.	3,467,050
89,101		East West Bancorp, Inc.	2,746,984
77,466		Eaton Vance Corp.	3,135,049
39,565		Equity One, Inc.	915,534
25,408		Essex Property Trust, Inc.	4,098,056
32,115		Everest Re Group Ltd.	4,288,316
67,047		Extra Space Storage, Inc.	2,819,326
43,333		Federal Realty Investment Trust	4,564,265
72,698	[3]	Federated Investors, Inc.	2,110,423
136,632		Fidelity National Financial, Inc., Class A	3,344,751
84,010		First American Financial Corp.	1,909,547
158,146		First Horizon National Corp.	1,949,940
277,249		First Niagara Financial Group, Inc.	2,963,792
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Financials—continued
106,222		FirstMerit Corp.	$2,381,497
125,756		Fulton Financial Corp.	1,583,268
91,280		Gallagher (Arthur J.) & Co.	4,051,006
15,402		Greenhill & Co., Inc.	775,337
63,819		HCC Insurance Holdings, Inc.	2,841,860
54,038		Hancock Holding Co.	1,770,285
37,545		Hanover Insurance Group, Inc.	2,021,047
54,815		Highwoods Properties, Inc.	1,988,688
35,413		Home Properties, Inc.	2,259,704
88,397		Hospitality Properties Trust	2,518,431
35,488		International Bancshares Corp.	859,164
175,854		Janus Capital Group, Inc.	1,647,752
23,965		Jones Lang LaSalle, Inc.	2,181,534
22,203		Kemper Corp.	775,995
41,117		Kilroy Realty Corp.	2,152,064
90,570		Liberty Property Trust	3,460,680
81,795	[2]	MSCI, Inc., Class A	2,866,915
72,738		Mack-Cali Realty Corp.	1,750,076
30,525		Mercury General Corp.	1,349,205
75,226		National Retail Properties, Inc.	2,632,158
322,133		New York Community Bancorp, Inc.	4,886,758
151,546		Old Republic International Corp.	2,189,840
73,491		Omega Healthcare Investors	2,339,219
37,124		Potlatch Corp.	1,634,570
27,898		Primerica, Inc.	1,144,934
31,353		Prosperity Bancshares, Inc.	1,850,454
62,956		Protective Life Corp.	2,727,883
63,997		Raymond James Financial, Inc.	2,820,348
90,991		Rayonier, Inc.	5,317,514
127,070		Realty Income Corp.	5,516,109
59,884		Regency Centers Corp	3,157,683
53,516		Reinsurance Group of America, Inc.	3,643,904
86,062		SEI Investments Co.	2,720,420
61,082		SL Green Realty Corp.	5,537,083
106,481		Senior Housing Properties Trust	2,677,997
25,413	[2]	Signature Bank	2,326,560
27,940		StanCorp Financial Group, Inc.	1,483,335
35,432	[2]	SVB Financial Group	3,090,379
552,135		Synovus Financial Corp.	1,838,610
101,195		TCF Financial Corp.	1,542,212
42,959		Taubman Centers, Inc.	3,145,458
41,086		Trustmark Corp.	1,108,089
146,287		UDR, Inc.	3,663,026
81,343		Valley National Bancorp	841,900
54,507		Waddell & Reed Financial, Inc., Class A	2,783,127
63,251		Washington Federal, Inc.	1,375,709
55,562		Webster Financial Corp. Waterbury	1,513,509
72,122		Weingarten Realty Investors	2,258,861
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Financials—continued
7,923		WestAmerica Bancorp.	$380,225
		TOTAL	215,104,761
		Health Care—9.2%
83,119	[2]	Allscripts Healthcare Solutions, Inc.	1,314,111
12,512	[2]	Bio-Rad Laboratories, Inc., Class A	1,526,339
30,126	[2]	Charles River Laboratories International, Inc.	1,371,938
60,077	[2]	Community Health Systems, Inc.	2,767,147
31,211		Cooper Cos., Inc.	3,974,721
31,027	[2]	Covance, Inc.	2,559,728
62,396	[2]	Endo Health Solutions, Inc.	2,399,750
54,407	[2,3]	HMS Holdings Corp.	1,316,105
197,768	[2]	Health Management Association, Class A	2,665,913
49,236	[2]	Health Net, Inc.	1,510,068
56,278	[2]	Henry Schein, Inc.	5,843,345
51,803		Hill-Rom Holdings, Inc.	1,920,337
176,931	[2]	Hologic, Inc.	4,016,334
34,532	[2]	IDEXX Laboratories, Inc.	3,383,791
39,695	[2]	LifePoint Hospitals, Inc.	1,951,406
31,870	[2]	MEDNAX, Inc.	3,104,775
38,526	[2]	Mallinckrodt PLC	1,767,958
29,673	[2]	Masimo Corp.	691,084
19,399	[2]	Mettler Toledo International, Inc.	4,279,419
59,492		Omnicare, Inc.	3,140,583
38,995		Owens & Minor, Inc.	1,402,260
84,248	[3]	ResMed, Inc.	4,014,417
34,166	[2]	Salix Pharmaceuticals Ltd.	2,524,867
36,696		Steris Corp.	1,652,054
29,319		Techne Corp.	2,161,983
25,844		Teleflex, Inc.	2,052,789
38,894	[2]	Thoratec Laboratories Corp.	1,275,334
37,152	[2]	United Therapeutics Corp.	2,780,456
57,270		Universal Health Services, Inc., Class B	4,006,037
55,996	[2]	VCA Antech, Inc.	1,610,445
144,180	[2]	Vertex Pharmaceuticals, Inc.	11,505,564
28,802	[2]	Wellcare Health Plans, Inc.	1,757,786
		TOTAL	88,248,844
		Industrials—16.2%
63,674		AGCO Corp.	3,581,663
157,769		AMETEK, Inc.	7,301,549
28,052		Acuity Brands, Inc. Holding Company	2,426,498
82,038	[2]	Aecom Technology Corp.	2,781,088
54,102		Alaska Air Group, Inc.	3,309,419
20,011		Alliant Techsystems, Inc.	1,863,024
67,727	[2]	B/E Aerospace, Inc.	4,721,249
28,162		Brinks Co. (The)	752,770
32,550		CLARCOR, Inc.	1,789,599
40,418		Carlisle Cos., Inc.	2,737,915
33,745	[2]	Clean Harbors, Inc.	1,904,568
34,714		Con-way, Inc.	1,438,895
5

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
55,952	[2]	Copart, Inc.	$1,819,000
29,413		Corporate Executive Board Co.	1,983,319
30,393		Crane Co.	1,850,934
42,726		Deluxe Corp.	1,752,193
87,315		Donaldson Co., Inc.	3,165,169
136,001	[3]	Donnelley (R.R.) & Sons Co.	2,582,659
21,179	[2]	Esterline Technologies Corp.	1,724,818
157,877		Exelis, Inc.	2,333,422
38,732	[2]	FTI Consulting, Inc.	1,443,154
119,029		Fortune Brands Home & Security, Inc.	4,917,088
28,888		GATX Corp.	1,305,160
35,335		General Cable Corp.	1,113,759
37,397	[2]	Genesee & Wyoming, Inc., Class A	3,353,015
33,223		Graco, Inc.	2,318,301
23,171		Granite Construction, Inc.	700,923
27,396		HNI Corp.	1,044,062
72,107		Harsco Corp.	1,857,476
34,164		Hubbell, Inc., Class B	3,667,505
58,194		Hunt (J.B.) Transportation Services, Inc.	4,360,476
31,337		Huntington Ingalls Industries, Inc.	1,948,535
53,249		IDEX Corp.	3,176,303
56,629		ITT Corp.	1,769,090
218,302	[2,3]	Jet Blue Airways Corp.	1,427,695
94,416		KBR, Inc.	2,953,332
51,377		Kennametal, Inc.	2,226,679
36,155	[2]	Kirby Corp.	3,053,651
28,877		Landstar System, Inc.	1,561,091
29,196		Lennox International, Inc.	2,096,857
53,270		Lincoln Electric Holdings	3,145,061
29,766		MSC Industrial Direct Co.	2,409,558
49,039	[3]	Manpower Group, Inc.	3,279,238
25,855		Matson, Inc.	732,214
35,188		Miller Herman, Inc.	989,135
18,545		Mine Safety Appliances Co.	985,296
36,410		Nordson Corp.	2,627,346
69,661	[2]	OshKosh Truck Corp.	3,122,206
30,815		Regal Beloit Corp.	1,993,114
43,970		Rollins, Inc.	1,121,235
24,898		SPX Corp.	1,902,456
74,046	[2]	Terex Corp.	2,182,876
59,996		Timken Co.	3,504,966
35,990		Towers Watson & Company	3,031,438
63,502		Trinity Industries, Inc.	2,500,074
28,253		Triumph Group, Inc.	2,216,730
59,064		URS Corp.	2,746,476
39,787		UTI Worldwide, Inc.	656,486
63,445	[2,3]	United Rentals, Inc.	3,636,667
15,042		Valmont Industries, Inc.	2,100,465
61,485		Wabtec Corp.	3,569,819
6

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
91,823		Waste Connections, Inc.	$3,972,263
19,958		Watsco, Inc.	1,863,079
47,472		Werner Enterprises, Inc.	1,142,176
40,077		Woodward Governor Co.	1,639,951
		TOTAL	155,184,228
		Information Technology—14.1%
51,647	[2,3]	3D Systems Corp.	2,439,288
27,272	[2]	ACI Worldwide, Inc.	1,291,329
62,909	[2]	AOL, Inc.	2,317,568
46,676	[2]	Acxiom Corp.	1,202,840
20,248		Adtran, Inc.	535,155
21,442	[2]	Advent Software, Inc.	631,038
8,718	[2]	Alliance Data Systems Corp.	1,724,246
61,535	[2]	Ansys, Inc.	4,912,954
68,712	[2]	Arrow Electronics, Inc.	3,136,703
292,602	[2]	Atmel Corp.	2,311,556
89,509	[2]	Avnet, Inc.	3,371,804
76,250		Broadridge Financial Solutions	2,206,675
71,036	[2,3]	CIENA Corp.	1,567,054
179,844	[2]	Cadence Design Systems, Inc.	2,622,125
28,445	[2]	Commvault Systems, Inc.	2,401,611
145,443		Compuware Corp.	1,649,324
24,487	[2]	Concur Technologies, Inc.	2,176,649
66,790		Convergys Corp.	1,264,335
78,036	[2]	CoreLogic, Inc.	2,177,204
76,275	[2]	Cree, Inc.	5,331,622
49,386	[2]	Cypress Semiconductor Corp.	630,659
26,106		DST Systems, Inc.	1,828,203
28,224		Diebold, Inc.	921,796
30,097	[2]	Equinix, Inc.	5,397,897
26,737		FactSet Research Systems	2,919,146
14,139		Fair Isaac & Co., Inc.	706,384
50,716	[2]	Fairchild Semiconductor International, Inc., Class A	640,036
60,787	[2]	Gartner Group, Inc., Class A	3,647,828
52,610		Global Payments, Inc.	2,436,369
54,650		Henry Jack & Associates, Inc.	2,639,595
58,527	[2]	Informatica Corp.	2,233,976
83,373	[2]	Ingram Micro, Inc., Class A	1,903,406
107,409	[2]	Integrated Device Technology, Inc.	967,755
28,928		InterDigital, Inc.	1,149,309
66,288	[2]	International Rectifier Corp.	1,598,204
141,655		Intersil Holding Corp.	1,446,298
15,661	[2]	Itron, Inc.	675,302
52,991		Lender Processing Services, Inc.	1,731,746
55,801		Lexmark International, Inc.	2,091,979
41,248	[2]	MICROS Systems Corp.	2,010,015
13,483		ManTech International Corp., Class A	398,288
63,556		Mentor Graphics Corp.	1,304,805
107,661	[2]	NCR Corp.	3,875,796
7

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
46,204		National Instruments Corp.	$1,302,491
41,403	[2]	Neustar, Inc., Class A	2,321,880
79,152	[2]	PTC, Inc.	2,143,436
26,475		Plantronics, Inc.	1,230,823
121,167	[2]	Polycom, Inc.	1,158,357
201,047	[2]	RF Micro Devices, Inc.	1,043,434
82,764	[2]	Rackspace Hosting, Inc.	3,748,382
111,763	[2]	Riverbed Technology, Inc.	1,747,973
71,387	[2]	Rovi Corporation	1,608,349
45,321	[2]	Semtech Corp.	1,370,960
15,107	[2]	Silicon Laboratories, Inc.	590,079
145,762	[2]	Skyworks Solutions, Inc.	3,501,203
42,614	[2]	Solarwinds, Inc.	1,512,371
43,592		Solera Holdings, Inc.	2,480,821
153,682	[2]	SunEdison, Inc.	1,549,115
101,363	[2]	Synopsys, Inc.	3,754,485
22,977	[2]	Tech Data Corp.	1,179,639
106,420	[2]	Tibco Software, Inc.	2,654,115
164,531	[2]	Trimble Navigation Ltd.	4,695,715
48,074	[2]	ValueClick, Inc.	1,174,929
76,567	[2]	Verifone Systems, Inc.	1,460,133
89,863	[2]	Vishay Intertechnology, Inc.	1,293,129
24,636	[2]	WEX, Inc.	2,141,854
23,685	[2]	Zebra Technologies Co., Class A	1,093,536
		TOTAL	135,183,081
		Materials—6.7%
56,865		Albemarle Corp.	3,526,199
42,222		Aptargroup, Inc.	2,465,343
49,260		Ashland, Inc.	4,277,738
37,434		Cabot Corp.	1,535,543
29,827		Carpenter Technology Corp.	1,559,355
70,730		Commercial Metals Corp.	1,095,608
20,818		Compass Minerals International, Inc.	1,573,841
28,689		Cytec Industries, Inc.	2,234,873
28,236		Domtar, Corp.	1,962,684
36,956		Eagle Materials, Inc.	2,493,791
18,497		Greif, Inc., Class A	1,023,254
59,275	[2,3]	Intrepid Potash, Inc.	757,534
87,820	[2]	Louisiana-Pacific Corp.	1,427,953
26,106		Martin Marietta Materials	2,600,158
21,521		Minerals Technologies, Inc.	989,966
6,675		Newmarket Corp.	1,819,338
71,138		Olin Corp.	1,735,767
62,587		Packaging Corp. of America	3,366,555
84,253		RPM International, Inc.	2,969,076
48,979		Reliance Steel & Aluminum Co.	3,438,326
43,072		Rock-Tenn Co.	4,925,283
41,007		Royal Gold, Inc.	2,119,652
16,526		Scotts Co.	830,431
8

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Materials—continued
35,008		Sensient Technologies Corp.	$1,540,702
28,145		Silgan Holdings, Inc.	1,357,715
78,922		Sonoco Products Co.	3,037,708
139,713		Steel Dynamics, Inc.	2,173,934
52,355		Valspar Corp.	3,566,423
47,989		Worthington Industries, Inc.	1,716,566
		TOTAL	64,121,316
		Telecommunication Services—0.6%
114,325	[2]	TW Telecom, Inc.	3,404,598
84,798		Telephone and Data System, Inc.	2,247,995
		TOTAL	5,652,593
		Utilities—5.1%
71,014		Alliant Energy Corp.	3,761,612
90,628		Aqua America, Inc.	3,068,664
57,251		Atmos Energy Corp.	2,532,784
27,330		Black Hills Corp.	1,449,857
37,731		Cleco Corp.	1,830,331
120,203		Great Plains Energy, Inc.	2,907,711
82,497		Hawaiian Electric Industries, Inc.	2,199,370
23,833		Idacorp, Inc.	1,257,667
123,877		MDU Resources Group, Inc.	3,473,511
150,772		NV Energy, Inc.	3,562,742
53,399		National Fuel Gas Co.	3,461,857
127,506		OGE Energy Corp.	4,768,724
72,248		PNM Resources, Inc.	1,696,383
111,199		Questar Corp.	2,653,208
72,427		UGI Corp.	3,041,210
51,376		Vectren Corp.	1,901,940
31,886		WGL Holdings, Inc.	1,465,799
97,204		Westar Energy, Inc.	3,265,082
		TOTAL	48,298,452
		TOTAL COMMON STOCKS (IDENTIFIED COST $557,151,841)	923,527,587
		CORPORATE BOND—0.4%
		Information Technology—0.4%
$1,000,000		Alliance Data Systems Corp., 4.750%, 05/15/2014 (IDENTIFIED COST $2,797,080)	4,164,280
		MUTUAL FUND—6.5%
61,853,096	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	61,853,096
		TOTAL INVESTMENTS—103.5% (IDENTIFIED COST $621,802,017)[7]	989,544,963
		OTHER ASSETS AND LIABILITIES - NET—(3.5)%[8]	(33,973,841)
		TOTAL NET ASSETS—100%	$955,571,122
9

At July 31, 2013, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P Midcap 400 Emini Index Long Futures	236	$29,016,200	September 2013	$847,561
The average notional value of long futures contracts held by the Fund throughout the period was $68,722,043. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $29,016,200 at July 31, 2013, which represents 3.0% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 103.0%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$29,463,010	$30,075,247
4	Affiliated holding.
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At July 31, 2013, the cost of investments for federal tax purposes was $621,802,017. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $367,742,946. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $377,861,166 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,118,220.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party-pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including
10

key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$911,251,670	$—	$—	$911,251,670
International	12,275,917	—	—	12,275,917
Debt Securities:
Corporate Bond	—	4,164,280	—	4,164,280
Mutual Fund	61,853,096	—	—	61,853,096
TOTAL SECURITIES	$985,380,683	$4,164,280	$—	$989,544,963
OTHER FINANCIAL INSTRUMENTS*	$847,561	$—	$—	$847,561
*	Other financial instruments include futures contracts.
11
Federated Max-Cap Index Fund
Portfolio of Investments
July 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—93.8%[1]
		Consumer Discretionary—11.6%
1,726		Abercrombie & Fitch Co., Class A	$86,076
12,847	[2]	Amazon.com, Inc.	3,869,773
208	[2]	AutoNation, Inc.	9,963
1,177	[2]	AutoZone, Inc.	527,979
4,180	[2]	Bed Bath & Beyond, Inc.	319,645
19,128		Best Buy Co., Inc.	575,562
777		Block (H&R), Inc.	24,421
7,181		BorgWarner, Inc.	685,283
19,342		CBS Corp., Class B	1,022,031
21,695		Cablevision Systems Corp., Class A	405,480
13,716	[2]	CarMax, Inc.	672,633
23,459		Carnival Corp.	868,687
965	[2]	Chipotle Mexican Grill, Inc.	397,841
9,171		Coach, Inc.	487,255
92,938		Comcast Corp., Class A	4,189,645
7,656		D. R. Horton, Inc.	153,886
8,078	[2]	Discovery Communications, Inc.	643,978
3,656		Darden Restaurants, Inc.	179,327
9,397		Delphi Automotive PLC	504,807
24,202	[2]	DirecTV	1,531,261
9,764	[2]	Dollar General Corp.	533,798
6,983	[2]	Dollar Tree, Inc.	374,638
2,488		Expedia, Inc.	117,259
2,592		Family Dollar Stores, Inc.	178,226
157,766		Ford Motor Co.	2,663,090
2,952	[2]	Fossil Group, Inc.	324,425
18,796		Gannett Co., Inc.	484,185
9,133		Gap (The), Inc.	419,205
11,313		Garmin Ltd.	453,425
19,774	[2]	General Motors Co.	709,293
4,883		Genuine Parts Co.	400,357
25,845	[2]	Goodyear Tire & Rubber Co.	478,132
7,048		Harley Davidson, Inc.	400,115
1,421		Harman International Industries, Inc.	86,013
51,591		Home Depot, Inc.	4,077,237
6,214		International Game Technology	114,773
23,081		Johnson Controls, Inc.	928,087
12,298		Kohl's Corp.	651,548
13,542		L Brands, Inc.	755,237
13,320		Leggett and Platt, Inc.	418,381
37,106		Lowe's Cos., Inc.	1,654,185
12,648		Macy's, Inc.	611,404
7,276		Marriott International, Inc., Class A	302,463
11,210		Mattel, Inc.	471,156
35,354		McDonald's Corp.	3,467,520
3,142	[2]	NetFlix, Inc.	767,339
8,382		Newell Rubbermaid, Inc.	226,482

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
17,403	[2]	News Corp., Class A	$277,238
25,070		Nike, Inc., Class B	1,577,404
4,444		Nordstrom, Inc.	272,151
3,496	[2]	O'Reilly Automotive, Inc.	437,909
8,433		Omnicom Group, Inc.	541,989
5,004		PVH Corp.	659,477
2,012	[2]	Penney (J.C.) Co., Inc.	29,375
2,935		PetSmart, Inc.	214,901
1,784	[2]	Priceline.com, Inc.	1,562,195
25,619		Pulte Group, Inc.	426,044
1,882		Ralph Lauren Corp.	342,637
7,067		Ross Stores, Inc.	476,810
2,278		Scripps Networks Interactive	161,214
20,513		Staples, Inc.	349,131
30,674		Starbucks Corp.	2,185,216
6,159		Starwood Hotels & Resorts	407,418
24,724		TJX Cos., Inc.	1,286,637
22,226		Target Corp.	1,583,602
3,589		Tiffany & Co.	285,361
9,907		Time Warner Cable, Inc.	1,130,091
37,854		Time Warner, Inc.	2,356,790
69,614		Twenty-First Century Fox, Inc.	2,080,066
2,649	[2]	Urban Outfitters, Inc.	112,741
2,865		V.F. Corp.	564,405
15,189		Viacom, Inc., Class B - New	1,105,304
63,632		Walt Disney Co.	4,113,809
691		Washington Post Co., Class B	371,316
2,832		Whirlpool Corp.	379,318
3,952		Wyndham Worldwide Corp.	246,210
4,772		Wynn Resorts Ltd.	635,296
15,368		Yum Brands, Inc.	1,120,635
		TOTAL	66,516,196
		Consumer Staples—10.0%
70,408		Altria Group, Inc.	2,468,504
22,031		Archer-Daniels-Midland Co.	803,471
27,396		Avon Products, Inc.	626,273
4,937		Beam, Inc.	320,856
4,666		Brown-Forman Corp., Class B	338,332
48,259		CVS Corp.	2,967,446
5,220		Campbell Soup Co.	244,296
4,092		Clorox Co.	351,666
7,754		Coca-Cola Enterprises, Inc.	291,085
30,470		Colgate-Palmolive Co.	1,824,239
13,374		ConAgra Foods, Inc.	484,273
10,539	[2]	Constellation Brands, Inc., Class A	548,977
15,156		Costco Wholesale Corp.	1,777,647
6,187		Dr. Pepper Snapple Group, Inc.	289,180
4,741		Estee Lauder Cos., Inc., Class A	311,247
22,019		General Mills, Inc.	1,144,988
4,770		Hershey Foods Corp.	452,530
3,487		Hormel Foods Corp.	147,674

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
8,271		Kellogg Co.	$547,871
16,437		Kimberly-Clark Corp.	1,623,976
20,318		Kraft Foods Group, Inc.	1,149,592
23,217		Kroger Co.	911,732
19,427		Lorillard, Inc.	826,230
3,996		McCormick & Co., Inc.	286,154
10,486		Mead Johnson Nutrition Co.	763,800
10,936		Molson Coors Brewing Co., Class B	547,456
62,072		Mondelez International, Inc.	1,940,991
4,264	[2]	Monster Beverage Corp.	260,061
58,549		PepsiCo, Inc.	4,891,183
57,945		Philip Morris International, Inc.	5,167,535
101,446		Procter & Gamble Co.	8,146,114
10,298		Reynolds American, Inc.	509,030
6,418		Safeway, Inc.	165,520
3,331		Smucker (J.M.) Co.	374,804
19,723		Sysco Corp.	680,641
135,776		The Coca-Cola Co.	5,441,902
20,196		Tyson Foods, Inc., Class A	557,814
57,937		Wal-Mart Stores, Inc.	4,515,610
36,092		Walgreen Co.	1,813,623
11,345		Whole Foods Market, Inc.	630,555
		TOTAL	57,144,878
		Energy—9.7%
17,336		Anadarko Petroleum Corp.	1,534,583
13,427		Apache Corp.	1,077,517
14,683		Baker Hughes, Inc.	696,415
6,502		CONSOL Energy, Inc.	201,757
11,214		Cabot Oil & Gas Corp., Class A	850,245
8,058	[2]	Cameron International Corp.	477,839
5,963		Chesapeake Energy Corp.	138,938
68,960		Chevron Corp.	8,681,374
42,915		ConocoPhillips	2,783,467
10,441	[2]	Denbury Resources, Inc.	182,718
12,551		Devon Energy Corp.	690,431
6,295		Diamond Offshore Drilling, Inc.	424,535
9,349		EOG Resources, Inc.	1,360,186
4,744		EQT Corp.	410,356
3,901		Ensco PLC	223,683
158,551		Exxon Mobil Corp.	14,864,156
3,856	[2]	FMC Technologies, Inc.	205,525
32,143		Halliburton Co.	1,452,542
2,981		Helmerich & Payne, Inc.	188,399
9,901		Hess Corp.	737,228
21,214		Kinder Morgan, Inc.	801,041
23,889		Marathon Oil Corp.	868,604
12,478		Marathon Petroleum Corp.	915,012
5,664		Murphy Oil Corp.	383,566
7,312		Nabors Industries Ltd.	112,532
14,552		National-Oilwell, Inc.	1,021,114
15,735	[2]	Newfield Exploration Co.	387,081

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
7,700		Noble Corp.	$294,140
11,991		Noble Energy, Inc.	749,318
28,261		Occidental Petroleum Corp.	2,516,642
6,488		Peabody Energy Corp.	107,441
25,308		Phillips 66	1,556,442
4,542		Pioneer Natural Resources, Inc.	702,920
5,182		Range Resources Corp.	409,896
2,947	[2]	Rowan Companies PLC	101,229
46,874		Schlumberger Ltd.	3,812,262
11,172	[2]	Southwestern Energy Co.	433,362
22,441		Spectra Energy Corp.	807,652
4,860		Tesoro Petroleum Corp.	276,291
19,517		Valero Energy Corp.	698,123
20,632	[2]	WPX Energy, Inc.	396,341
22,836		Williams Cos., Inc.	780,306
		TOTAL	55,313,209
		Financials—15.8%
11,588		Ace, Ltd.	1,058,911
15,795		Aflac, Inc.	974,236
15,684		Allstate Corp.	799,570
33,511		American Express Co.	2,472,106
51,689	[2]	American International Group, Inc.	2,352,366
17,747		American Tower Corp.	1,256,310
6,571		Ameriprise Financial, Inc.	584,819
15,089		Aon PLC	1,018,508
3,383		Apartment Investment & Management Co., Class A	99,393
1,746		Assurant, Inc.	94,563
2,373		Avalonbay Communities, Inc.	321,162
23,576		BB&T Corp.	841,427
385,794		Bank of America Corp.	5,632,592
64,829	[2]	Berkshire Hathaway, Inc., Class B	7,511,736
4,267		Blackrock, Inc.	1,203,123
4,927		Boston Properties, Inc.	526,943
8,524	[2]	CBRE Group, Inc.	197,501
10,336		CME Group, Inc.	764,657
20,084		Capital One Financial Corp.	1,386,198
8,668		Chubb Corp.	749,782
10,854		Cincinnati Financial Corp.	531,846
114,179		Citigroup, Inc.	5,953,293
5,327		Comerica, Inc.	226,611
16,468		Discover Financial Services	815,331
31,117	[2]	E*Trade Financial Corp.	463,643
10,514		Equity Residential Properties Trust	588,784
28,453		Fifth Third Bancorp	547,151
20,361		Franklin Resources, Inc.	995,246
40,765	[2]	Genworth Financial, Inc., Class A	529,537
17,052		Goldman Sachs Group, Inc.	2,797,040
22,308		HCP, Inc.	978,652
14,607		Hartford Financial Services Group, Inc.	450,772
6,102		Health Care REIT, Inc.	393,518
23,490		Host Hotels & Resorts, Inc.	419,531

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
23,274		Huntington Bancshares, Inc.	$198,993
1,144	[2]	InterContinentalExchange, Inc.	208,723
14,369		Invesco Ltd.	462,538
134,296		JPMorgan Chase & Co.	7,484,316
28,059		KeyCorp	344,845
12,168		Kimco Realty Corp.	274,388
2,340		Legg Mason, Inc.	80,473
8,565		Leucadia National Corp.	229,799
16,742		Lincoln National Corp.	697,639
9,835		Loews Corp.	447,984
3,901		M & T Bank Corp.	455,871
4,047		Macerich Co. (The)	251,116
18,396		Marsh & McLennan Cos., Inc.	770,241
8,881		McGraw Hill Financial, Inc.	549,379
38,064		MetLife, Inc.	1,843,059
11,245		Moody's Corp.	762,074
47,088		Morgan Stanley	1,281,265
2,666		NASDAQ OMX Group, Inc.	86,378
14,936		NYSE Euronext	629,702
6,920		Northern Trust Corp.	405,097
18,233		PNC Financial Services Group	1,386,620
8,579		People's United Financial, Inc.	128,685
4,689		Plum Creek Timber Co., Inc.	228,729
8,510		Principal Financial Group	368,994
17,776		Progressive Corp. Ohio	462,354
24,940		ProLogis, Inc.	956,698
15,973		Prudential Financial	1,261,388
4,819		Public Storage	767,281
44,992		Regions Financial Corp.	450,370
27,158		SLM Holding Corp.	671,074
36,921		Schwab (Charles) Corp.	815,585
10,796		Simon Property Group, Inc.	1,728,008
15,553		State Street Corp.	1,083,578
27,469		SunTrust Banks, Inc.	955,647
8,584		T. Rowe Price Group, Inc.	645,860
50,274		The Bank of New York Mellon Corp.	1,581,117
16,644		The Travelers Cos, Inc.	1,390,606
2,526		Torchmark Corp.	179,548
64,748		U.S. Bancorp	2,416,395
7,801		Unum Group	246,824
6,559		Ventas, Inc.	431,189
9,387		Vornado Realty Trust	796,111
182,586		Wells Fargo & Co.	7,942,491
10,233		Weyerhaeuser Co.	290,617
8,678		XL Group PLC	272,055
4,749		Zions Bancorp	140,760
		TOTAL	90,599,322
		Health Care—12.1%
26,313		Amgen, Inc.	2,849,435
54,346		Abbott Laboratories	1,990,694
55,443		AbbVie, Inc.	2,521,548

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
4,150	[2]	Actavis, Inc.	$557,220
12,703		Aetna, Inc.	815,152
12,076		Agilent Technologies, Inc.	540,159
6,411	[2]	Alexion Pharmaceuticals, Inc.	745,151
10,465		Allergan, Inc.	953,571
7,328		AmerisourceBergen Corp.	427,003
3,143		Bard (C.R.), Inc.	360,188
23,112		Baxter International, Inc.	1,688,100
6,425		Becton, Dickinson & Co.	666,401
9,764	[2]	Biogen Idec, Inc.	2,129,821
42,721	[2]	Boston Scientific Corp.	466,513
57,645		Bristol-Myers Squibb Co.	2,492,570
9,479		CIGNA Corp.	737,751
11,156		Cardinal Health, Inc.	558,804
6,466	[2]	CareFusion Corp.	249,394
14,481	[2]	Celgene Corp.	2,126,680
9,420	[2]	Cerner Corp.	461,580
16,118		Covidien PLC	993,352
2,617	[2]	DaVita HealthCare Partners, Inc.	304,645
301	[2]	Edwards Lifesciences Corp.	21,485
33,345	[2]	Express Scripts Holding Co.	2,185,765
14,696	[2]	Forest Laboratories, Inc., Class A	640,158
57,667	[2]	Gilead Sciences, Inc.	3,543,637
4,454	[2]	Hospira, Inc.	181,278
2,609		Humana, Inc.	238,097
928	[2]	Intuitive Surgical, Inc.	360,064
100,971		Johnson & Johnson	9,440,788
2,815	[2]	Laboratory Corp. of America Holdings	272,323
5,482	[2]	Life Technologies, Inc.	408,957
40,601		Lilly (Eli) & Co.	2,156,319
1	[2]	Mallinckrodt PLC	34
5,824		McKesson Corp.	714,372
41,138		Medtronic, Inc.	2,272,463
106,968		Merck & Co., Inc.	5,152,649
21,979	[2]	Mylan, Inc.	737,615
2,948		Patterson Cos., Inc.	120,544
2,737		Perrigo Co.	340,455
237,042		Pfizer, Inc.	6,928,738
1,492		Quest Diagnostics, Inc.	86,999
2,502	[2]	Regeneron Pharmaceuticals, Inc.	675,690
8,992		St. Jude Medical, Inc.	471,091
9,500		Stryker Corp.	669,370
9,656	[2]	Tenet Healthcare Corp.	431,140
12,224		Thermo Fisher Scientific, Inc.	1,113,729
35,709		UnitedHealth Group, Inc.	2,601,401
3,947	[2]	Varian Medical Systems, Inc.	286,157
5,666	[2]	Waters Corp.	571,926
14,016		Wellpoint, Inc.	1,199,209
5,353		Zimmer Holdings, Inc.	446,868
16,206		Zoetis, Inc.	483,101
		TOTAL	69,388,154

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—9.7%
22,258		3M Co.	$2,613,757
23,927		Boeing Co.	2,514,728
1,177		C.H. Robinson Worldwide, Inc.	70,173
34,459		CSX Corp.	854,928
23,975		Caterpillar, Inc.	1,987,767
2,607		Cintas Corp.	123,859
5,955		Cummins, Inc.	721,686
20,010		Danaher Corp.	1,347,473
13,276		Deere & Co.	1,102,837
5,465		Dover Corp.	468,023
20,913		Eaton Corp. PLC	1,441,951
24,794		Emerson Electric Co.	1,521,608
3,463		Equifax, Inc.	218,966
6,035		Expeditors International Washington, Inc.	243,331
8,534		Fastenal Co.	418,251
10,017		FedEx Corp.	1,061,802
4,167		Flowserve Corp.	236,186
4,985		Fluor Corp.	311,862
11,216		General Dynamics Corp.	957,173
367,860		General Electric Co.	8,964,748
27,504		Honeywell International, Inc.	2,282,282
14,321		Illinois Tool Works, Inc.	1,031,685
9,029		Ingersoll-Rand PLC	551,220
4,167		Iron Mountain, Inc.	115,843
3,769	[2]	Jacobs Engineering Group, Inc.	223,125
2,812		Joy Global, Inc.	139,194
3,474		Kansas City Southern Industries, Inc.	374,324
6,230		L-3 Communications Holdings, Inc.	580,325
11,926		Lockheed Martin Corp.	1,432,551
10,190		Masco Corp.	209,099
7,497		Nielsen Holdings N.V.	250,550
14,722		Norfolk Southern Corp.	1,077,062
7,798		Northrop Grumman Corp.	717,884
11,688		PACCAR, Inc.	657,684
3,226		Pall Corp.	225,691
4,866		Parker-Hannifin Corp.	502,560
2,847		Pentair Ltd.	173,895
25,581	[3]	Pitney Bowes, Inc.	422,342
4,999		Precision Castparts Corp.	1,108,378
17,294	[2]	Quanta Services, Inc.	463,652
10,851		Raytheon Co.	779,536
18,202		Republic Services, Inc.	617,230
4,391		Rockwell Automation, Inc.	425,268
4,043		Rockwell Collins	287,740
3,819		Roper Industries, Inc.	481,041
6,071		Ryder Systems, Inc.	375,431
1,518		Snap-On, Inc.	143,982
44,559		Southwest Airlines Co.	616,251
5,139		Stanley Black & Decker, Inc.	434,862
5,460	[2]	Stericycle, Inc.	633,032
19,646		Textron, Inc.	537,908

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
14,251	[2]	The ADT Corp.	$571,180
15,035		Tyco International Ltd.	523,368
16,373		Union Pacific Corp.	2,596,594
28,409		United Parcel Service, Inc.	2,465,901
29,718		United Technologies Corp.	3,137,329
1,937		W. W. Grainger, Inc.	507,765
14,429		Waste Management, Inc.	606,451
8,548		Xylem, Inc.	213,102
		TOTAL	55,674,426
		Information Technology—16.5%
20,080		Accenture PLC	1,482,105
16,835	[2]	Adobe Systems, Inc.	795,959
5,131	[2]	Akamai Technologies, Inc.	242,183
3,483		Altera Corp.	123,855
5,050		Amphenol Corp., Class A	396,728
12,161		Analog Devices, Inc.	600,267
33,469		Apple, Inc.	15,144,722
39,641		Applied Materials, Inc.	646,545
6,579	[2]	Autodesk, Inc.	232,831
16,621		Automatic Data Processing, Inc.	1,198,208
3,604	[2]	BMC Software, Inc.	165,676
20,313		Broadcom Corp.	560,029
21,016		CA, Inc.	625,016
189,183		Cisco Systems, Inc.	4,833,626
5,869	[2]	Citrix Systems, Inc.	422,685
9,986	[2]	Cognizant Technology Solutions Corp.	722,887
11,082		Computer Sciences Corp.	528,168
49,250		Corning, Inc.	748,108
33,573		Dell, Inc.	425,370
85,414		EMC Corp. Mass	2,233,576
40,802	[2]	eBay, Inc.	2,109,055
8,544	[2]	Electronic Arts, Inc.	223,169
4,184		FLIR Systems, Inc.	135,854
2,120	[2]	F5 Networks, Inc.	186,051
16,428		Fidelity National Information Services, Inc.	709,032
8,408	[2]	First Solar, Inc.	414,010
4,176	[2]	Fiserv, Inc.	401,898
9,561	[2]	Google, Inc.	8,486,344
4,665		Harris Corp.	266,232
75,480		Hewlett-Packard Co.	1,938,326
167,429		Intel Corp.	3,901,096
37,042		International Business Machines Corp.	7,224,672
9,113		Intuit, Inc.	582,503
4,832	[2]	JDS Uniphase Corp.	70,885
4,082		Jabil Circuit, Inc.	93,845
15,478	[2]	Juniper Networks, Inc.	335,408
6,694		KLA-Tencor Corp.	392,469
17,938		LSI Logic Corp.	139,558
4,693	[2]	Lam Research Corp.	230,989
9,756		Linear Technology Corp.	395,703
3,653		Mastercard, Inc., Class A	2,230,558

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
8,444		Microchip Technology, Inc.	$335,565
55,561	[2]	Micron Technology, Inc.	736,183
267,460		Microsoft Corp.	8,513,252
5,530		Molex, Inc.	164,960
5,160		Motorola Solutions, Inc.	282,923
3,690		NVIDIA Corp.	53,247
11,576		NetApp, Inc.	476,005
129,965		Oracle Corp.	4,204,368
10,212	[3]	Paychex, Inc.	402,761
61,001		Qualcomm, Inc.	3,937,615
5,682	[2]	Red Hat, Inc.	294,157
29,602		SAIC, Inc.	452,615
18,045	[2]	Salesforce.com, Inc.	789,469
7,855	[2]	Sandisk Corp.	432,968
11,420		Seagate Technology	467,192
22,669		Symantec Corp.	604,809
13,735		TE Connectivity Ltd.	701,034
4,891	[2]	Teradata Corporation	289,156
41,155		Texas Instruments, Inc.	1,613,276
3,517		Total System Services, Inc.	96,401
11,181	[2]	Verisign, Inc.	534,899
17,852		Visa, Inc., Class A Shares	3,159,983
6,790		Western Digital Corp.	437,140
16,865		Western Union Co.	302,895
59,544		Xerox Corp.	577,577
10,755		Xilinx, Inc.	502,151
44,089	[2]	Yahoo, Inc.	1,238,460
		TOTAL	94,197,262
		Materials—3.0%
6,918		Air Products & Chemicals, Inc.	751,572
1,827		Airgas, Inc.	188,565
31,949		Alcoa, Inc.	253,995
2,008		Allegheny Technologies, Inc.	55,361
2,354		Avery Dennison Corp.	105,294
4,136		Ball Corp.	185,251
2,371		Bemis Co., Inc.	97,662
3,494		CF Industries Holdings, Inc.	684,859
2,593	[3]	Cliffs Natural Resources, Inc.	50,589
41,761		Dow Chemical Co.	1,463,305
31,977		Du Pont (E.I.) de Nemours & Co.	1,844,753
4,830		Eastman Chemical Co.	388,477
8,931		Ecolab, Inc.	822,902
829		FMC Corp.	54,847
35,327		Freeport-McMoRan Copper & Gold, Inc.	999,048
2,253		International Flavors & Fragrances, Inc.	181,772
21,639		International Paper Co.	1,045,380
17,371		LyondellBasell Industries NV, Class A	1,193,561
4,865		MeadWestvaco Corp.	179,762
18,615		Monsanto Co.	1,838,790
9,012		Mosaic Co./The	370,303
16,090		Newmont Mining Corp.	482,700

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
10,221		Nucor Corp.	$478,138
15,295	[2]	Owens-Illinois, Inc.	455,026
4,767		PPG Industries, Inc.	764,817
10,148		Praxair, Inc.	1,219,485
4,856		Sealed Air Corp.	132,277
2,776		Sherwin-Williams Co.	483,496
3,676		Sigma-Aldrich Corp.	307,167
3,668		Vulcan Materials Co.	173,056
		TOTAL	17,252,210
		Telecommunication Services—2.3%
193,640		AT&T, Inc.	6,829,683
14,378		CenturyLink, Inc.	515,451
6,751	[2]	Crown Castle International Corp.	474,258
101,355		Verizon Communications	5,015,046
14,638		Windstream Corp.	122,227
		TOTAL	12,956,665
		Utilities—3.1%
44,323		AES Corp.	551,378
7,134		Ameren Corp.	255,469
16,221		American Electric Power Co., Inc.	751,843
7,558		CMS Energy Corp.	211,548
26,593		CenterPoint Energy, Inc.	660,038
11,254		Consolidated Edison Co.	674,115
5,434		DTE Energy Co.	384,184
21,606		Dominion Resources, Inc.	1,281,452
21,367		Duke Energy Corp.	1,517,057
17,286		Edison International	861,707
5,614		Entergy Corp.	378,945
39,095		Exelon Corp.	1,195,916
15,769		FirstEnergy Corp.	600,326
3,082		Integrys Energy Group, Inc.	193,550
21,491		NRG Energy, Inc.	576,389
14,541		NextEra Energy, Inc.	1,259,396
9,333		NiSource, Inc.	286,710
4,867		Northeast Utilities Co.	216,143
6,145		ONEOK, Inc.	325,378
15,098		PG&E Corp.	692,847
14,098		PPL Corp.	447,893
6,288		Pepco Holdings, Inc.	129,218
2,965		Pinnacle West Capital Corp.	174,638
18,921		Public Service Enterprises Group, Inc.	639,341
3,926		SCANA Corp.	203,799
7,423		Sempra Energy	650,477
32,340		Southern Co.	1,450,126
7,611		TECO Energy, Inc.	134,486
8,390		Wisconsin Energy Corp.	364,797
15,967		Xcel Energy, Inc.	478,212
		TOTAL	17,547,378
		TOTAL COMMON STOCKS (IDENTIFIED COST $176,593,699)	536,589,700

Shares			Value
		MUTUAL FUND—6.0%
34,635,722	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	$34,635,722
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $211,229,421)[7]	571,225,422
		OTHER ASSETS AND LIABILITIES - NET—0.2%[8]	1,017,339
		TOTAL NET ASSETS—100%	$572,242,761
At July 31, 2013, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 E-mini Index Long Futures	70	$5,881,750	September 2013	$199,397
2S&P 500 Index Long Futures	71	$29,828,875	September 2013	$1,087,682
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,287,079
The average notional value of long futures contracts held by the Fund throughout the period was $28,846,436. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $35,710,625 at July 31, 2013, which represents 6.2% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.3%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$864,822	$885,350
4	Affiliated holding.
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At July 31, 2013, the cost of investments for federal tax purposes was $211,229,421. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $359,996,001. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $360,458,379 and net unrealized depreciation from investments for those securities having an excess of cost over value of $462,378.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investments within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
12

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 20, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 20, 2013